Premises and Equipment	12 Months Ended
Sep. 30, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

(8) PREMISES AND EQUIPMENT

The following table summarizes premises and equipment as of September 30. Dollar amounts are expressed in thousands.

	2011	2010
Land	$4,308	4,308
Buildings and improvements	12,726	12,671
Furniture, fixtures and equipment	13,127	10,911

	30,161	27,890
Accumulated depreciation	(15,727)	(14,054)

Total	$14,434	13,836

Certain facilities of the Bank are leased under various operating leases. Amounts paid for rent expense for the fiscal years ended September 30, 2011, 2010, and 2009, were approximately $704,000, $552,000, and $568,000, respectively.

Future minimum rental commitments under noncancelable leases are presented in the following table. Dollar amounts are expressed in thousands.

Fiscal year ended September 30,	Amount
2012	$875
2013	823
2014	802
2015	793
2016	723
Thereafter	844